Consolidated Statements of Financial Positions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Current assets
Other receivables	$ 681,994	$ 914,144	$ 768,975
Cash and cash equivalents	1,178,542	1,579,718	2,512,768
Total current assets	1,860,536	2,493,862	3,281,743
Non-current assets
Investment in associate	178,621	239,424	272,970
Property plant and equipment	1,846,436	2,474,963	2,495,791
Intangible assets	14,032	18,809	32,023
Total non current assets	2,039,089	2,733,196	2,800,784
Total assets	3,899,625	5,227,058	6,082,527
Current liabilities
Trade and other payables	310,652	416,398	218,733
Contract liabilities	2,614	3,504	13,492
Borrowings	249,761	334,779	385,691
Loans received	2,537,479	3,401,237	2,310,757
Lease liabilities	5,752	7,710	7,813
Current tax liability	1,191	1,596
Current liabilities	3,107,449	4,165,224	2,936,486
Non-current liabilities
Borrowings	349,766	468,827	539,119
Lease liabilities	5,005	6,709	15,318
Total non-current liabilities	354,771	475,536	554,437
Total liabilities	3,462,220	4,640,760	3,490,923
Capital and reserves
Share capital	6,649,511	8,913,005	6,548,960
Share application monies			1,141,395
Translation reserves	(95,109)	(127,484)	(30,980)
Accumulated losses	(6,116,488)	(8,198,541)	(5,067,332)
Attributable to equity holders of the company	437,914	586,980	2,592,043
Non controlling interests	(509)	(682)	(439)
Total equity	437,405	586,298	2,591,604
Liabilities and equity	$ 3,899,625	$ 5,227,058	$ 6,082,527